Summary of Significant Accounting Policies - Schedule of Sales Revenue by Geographical Locations of our Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	$ 44,863,430	$ 51,428,054	$ 49,851,134
People’s Republic of China [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	36,863,348	45,237,236	41,979,895
South America [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	4,100,965	2,769,090	2,661,530
Australia [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	1,802,150	1,373,689	2,190,001
Europe [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	368,772	666,772	1,254,915
North America [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	699,013	445,423	1,100,483
Asia excluding PRC [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	871,783	888,563	635,621
Others [Member]
Schedule of Sales Revenue by Geographical Locations of our Customers [Line Items]
Total revenue	$ 157,399	$ 47,281	$ 28,689